Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
BORROWINGS [Abstact]
2014	$ 19,261
2015	19,386
2016	19,761
2017	19,761
2018	45,386
2019 and thereafter	1,384,538
Total	$ 1,508,093